                                                             File No. 333-109014
                            As filed November 6, 2003
                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 2
                        (Check appropriate box or boxes)
                              Gartmore Mutual Funds
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)
                                 (484) 530-1300
                                 ---------------
                        (Area Code and Telephone Number)
                                 1200 River Road
                        Conshohocken, Pennsylvania 19428
                        --------------------------------
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)
                            Elizabeth A. Davin, Esq.
                              One Nationwide Plaza
                              Columbus, Ohio 43215
                              --------------------
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)
                                   Copies to:
                              Kristin H. Ives, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098
            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become  effective  immediately  upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Title  of the  securities  being  registered:  Class  A,  Class  B,  Class C and
Institutional Service Class shares of beneficial interest, without par value, of the Gartmore Growth Fund. No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                     PART A

Part A, the definitive  Prospectus/Proxy  Statement  dated October 22, 2003, has been filed  pursuant to Rule 497(b) of the  Securities  Act of 1933,  as amended
[File No.  333-109014]  on  October  23,  2003,  and is herein  incorporated  by reference.

                                     PART B

        Acquisition of all of the Assets, Subject to Liabilities, of the
                        NATIONWIDE LARGE CAP GROWTH FUND,
                                   a series of
                              GARTMORE MUTUAL FUNDS

                               By and in exchange
                                       for
 Class A shares, Class B shares, Class C and Institutional Services Class shares of the
                              GARTMORE GROWTH FUND,
                                also a series of
                              GARTMORE MUTUAL FUNDS

     This Statement of Additional  Information  ("SAI") relates  specifically to the  proposed  delivery of all of the  assets,  subject to  liabilities,  of the
Nationwide  Large Cap  Growth  Fund for  shares of  beneficial  interest  of the
Gartmore Growth Fund.

     This SAI consists of this Cover Page and the following  documents.  Each of these documents is enclosed with and is legally  considered to be a part of this
SAI:

1.   Gartmore Mutual Funds Combined Statement of Additional  Information,  dated
     October 29, 2003, as the same may be amended or  supplemented  from time to time.

2.   Projected (Pro Forma) after Transaction Financial Statements.

3.   Gartmore  Mutual Funds' Annual Reports to  Shareholders  for the year ended
     October 31, 2002, with respect to the Nationwide  Large Cap Growth Fund and the Gartmore Growth Fund.

4.   Gartmore Mutual Funds'  Semi-Annual  Reports to Shareholders for the period ended April 30, 2003, with respect to the Nationwide  Large Cap Growth Fund and the Gartmore Growth Fund.

This SAI is not a prospectus;  you should read this SAI in conjunction  with the
Prospectus/Proxy   Statement,   dated   October  22,   2003,   relating  to  the
above-referenced  transaction.  You can  request a copy of the  Prospectus/Proxy
Statement  by  calling  1-800-848-0920  or by writing to the Trust at 1200 River
Road, Conshohocken, Pennsylvania 19428.

                        Attachments to SAI (page 1 of 4)

     The Gartmore  Mutual Funds  Combined  Statement of Additional  Information,
dated  October  29,  2003,  is part of this  SAI  and  will be  provided  to all shareholders  requesting  this SAI. For the purposes of this EDGAR  filing,  the above-referenced  Statement of Additional  Information is incorporated herein by reference  to the  electronic  filing made on November 5, 2003  pursuant to Rule
497(c) of the  Securities  Act of 1933,  as  amended  [File Nos.  333-40455  and
811-08495].

                        Attachments to SAI (page 2 of 4)

     The following are unaudited projected (pro forma) financial statements that were prepared to indicate the anticipated  financial  information for the Growth
Fund following the completion of the Reorganization. They consist of a Pro Forma
Combining  Statement of Assets and Liabilities;  a Pro Forma Combining Statement
of Operations;  notes relating to the combining  Statements;  and a Combined Pro
Forma Schedule of Portfolio Investments.

 Gartmore Growth Fund
                           Nationwide Large Cap Growth
            Pro Forma Combining Statements of Assets and Liabilities
                              As of April 30, 2003
                                   (Unaudited)

                                        Gartmore Growth   Nationwide Large     Pro Forma          Pro Forma Combined
                                              Fund           Cap Growth       Adjustments             (Note 1)
                                        ----------------  -----------------  ----------------     ------------------
Assets:
Investment, at value
(cost $259,701,604; $37,874,268
and $297,575,872, respectively)              276,473,446       $ 35,138,173               $ -          $ 311,611,619
Interest and dividends receivable                 70,850             17,073                 -                 87,923
Receivable for investments sold                2,239,090                  -                 -              2,239,090
Receivable from Advisor                                -              3,989                 -                  3,989
Prepaid expenses and other assets                 25,255             14,433                 -                 39,688
                                        -----------------  -----------------  ----------------     ------------------
    Total Assets                             278,808,641         35,173,668                 -            313,982,309
                                        -----------------  -----------------  ----------------     ------------------

Liabilities:
Payable to custodian                               2,109            114,846                 -                116,955
Payable for investments purchased              3,927,536                  -                 -              3,927,536
Accrued expenses and other payables:
  Investment advisory fees                       131,692             22,571            (6,349) (a)           147,914
  Fund administration fees                       130,960             11,182                                  142,142
  Distribution fees                                3,771              6,784                                   10,555
  Administrative servicing fees                    2,691              4,209                 -                  6,900
  Other                                           83,123             17,546                 -                100,669
                                        -----------------  -----------------  ----------------     ------------------
    Total Liabilities                          4,281,882            177,138            (6,349)             4,452,671
                                        -----------------  -----------------  ----------------     ------------------
Net Assets                                 $ 274,526,759       $ 34,996,530           $ 6,349          $ 309,529,638
                                        =================  =================  ================     ==================
Represented by:
Capital                                    $ 597,325,780       $ 63,346,846               $ -          $ 660,672,626
Accumulated net investment income
(loss)                                           114,738            (49,226)            6,349  (a)            71,861
Accumulated net realized gains
(losses) from investment                    (339,685,601)       (25,564,995)                -           (365,250,596)
Net unrealized appreciation
(depreciation) on investments                 16,771,842         (2,736,095)                -             14,035,747
                                        -----------------  -----------------  ----------------     ------------------
Net Assets                                 $ 274,526,759       $ 34,996,530           $ 6,349          $ 309,529,638
                                        =================  =================  ================     ==================

Net Assets:
Class A Shares                               $ 5,341,581       $ 26,634,118             $ 656           $ 31,976,355
Class B Shares                                 3,319,699          1,717,705               103              5,037,507
Class C Shares                                    76,857             46,916                 3                123,776
Class D Shares                               203,399,010                  -             4,172            203,403,182
Institutional Services Class Shares           62,389,612          6,597,791             1,415             68,988,818
                                        -----------------  -----------------  ----------------     ------------------
    Total                                  $ 274,526,759       $ 34,996,530           $ 6,349          $ 309,529,638
                                        =================  =================  ================     ==================

Shares outstanding (unlimited number
    of shares authorized):
Class A Shares                                 1,081,691          3,925,263      1,468,249.84  (d)         6,475,204
Class B Shares                                   720,604            263,328        109,532.64  (d)         1,093,465
Class C Shares                                    16,670              7,191          2,984.91  (d)            26,846
Class D Shares                                40,733,759                  -                 -  (d)        40,733,759
Institutional Services Class Shares           12,473,640            963,741        355,364.33  (d)        13,792,745
                                        -----------------  -----------------  ----------------     ------------------
    Total                                     55,026,364          5,159,523         1,936,132             62,122,019
                                        =================  =================  ================     ==================

Net asset value and offering price
per share:
Class A Shares                                    $ 4.94             $ 6.79                 -                 $ 4.94
Class B Shares (b)                                $ 4.61             $ 6.52                 -                 $ 4.61
Class C Shares (c)                                $ 4.61             $ 6.52                 -                 $ 4.61
Class D Shares                                    $ 4.99                $ -                 -                 $ 4.99
Institutional Services Class Shares               $ 5.00             $ 6.85                 -                 $ 5.00

Maximum offering price per share
 (100%/(100%-maximum sales charge)
of net asset value adjusted to the
nearest cent):
Class A Shares                                    $ 5.24             $ 7.20                                   $ 5.24
Class C Shares                                    $ 4.66             $ 6.59                                   $ 4.66
Class D Shares                                    $ 5.23                $ -                                   $ 5.23
                                        -----------------  -----------------                       ------------------
Maximum Sales Charge - Class A Shares              5.75%              5.75%                                    5.75%
                                        -----------------  -----------------                       ------------------
Maximum Sales Charge - Class C Shares              1.00%              1.00%                                    1.00%
                                        -----------------  -----------------                       ------------------
Maximum Sales Charge - Class D Shares              4.50%         N/A                                           4.50%
                                        -----------------  -----------------                       ------------------

----------------------------------------

(a)  Change based on  assumption  that current  advisory fee  structure  for the
     Gartmore Growth Fund would have been in place as of April 30, 2003.
(b)  For Class B shares, the redemption price per share varies by length of time share are held.
(c)  For Class C shares,  the redemption price per share is reduced by 1.00% for shares held less than one year.
(d)  Shares  adjusted to reflect the purchase  into the Gartmore  Growth Fund at the corresponding classes net asset value.

                              Gartmore Growth Fund
                           Nationwide Large Cap Growth
                  Pro Forma Combining Statements of Operations
                   For the twelve months ended April 30, 2003
                                   (Unaudited)

                                     Gartmore Growth   Nationwide Large     Pro Forma        Pro Forma Combined
                                          Fund           Cap Growth       Adjustments             (Note 1)
                                     ---------------  -----------------  ----------------     ------------------

Investment Income:
Interest income                            $ 27,249           $ 9,534    $           -               $ 36,783
Dividend income                           2,621,824           384,633                -              3,006,457
                                     ---------------   ---------------   --------------     ------------------
     Total Income                         2,649,073           394,167                -              3,043,240
                                     ---------------   ---------------   --------------     ------------------

Expenses:
  Investment advisory fees                1,720,532           287,911          (80,927) (a)         1,927,516
  Fund administration and transfer
  agent fees                                487,090            65,709                -                552,799
  Distribution fees Class A                  12,629            69,832                                  82,461
  Distribution fees Class B                  34,457            18,150                -                 52,607
  Distribution fees Class C                     576               392                -                    968
  Administrative servicing fees
  Class A                                     1,184            39,352                -                 40,536
  Administrative servicing fees
  Class D                                    24,630                 -                -                 24,630
  Administrative servicing fees
  Institutional Service Class                     -            15,570                -                 15,570
  Professional fees                          43,581               749                -                 44,330
  Registration and filing fees               53,266            30,834          (30,000) (b)            54,100
  Printing expenses                         116,699               851                -                117,550
  Other                                      40,825            17,825                -                 58,650
                                     ---------------   ---------------   --------------     ------------------
     Total expenses before waived
       or reimbursed expenses              2,535,469           547,175         (110,927)             2,971,717
Expenses waived or reimbursed                     -           (25,347)          25,347                      -
                                     ---------------   ---------------   --------------     ------------------
     Total Expenses                       2,535,469           521,828          (85,580)             2,971,717
                                     ---------------   ---------------   --------------     ------------------
Net Investment Income (Loss)                113,604          (127,661)          85,580                 71,523
                                     ---------------   ---------------   --------------   --------------------

REALIZED/UNREALIZED GAINS
     (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on
     investment transactions            (83,924,915)      (11,285,246)               -            (95,210,161)
Net change in unrealized
     appreciation/depreciation on
     investments                         15,540,460         4,147,626                -             19,688,086
                                     ---------------   ---------------   --------------     ------------------
Net realized /unrealized gains
     (losses) on investments            (68,384,455)       (7,137,620)               -            (75,522,075)
                                     ---------------   ---------------   --------------     ------------------
CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS                   $(68,270,851)     $ (7,265,281)        $ 85,580          $ (75,450,552)
                                     ===============   ===============   ==============     ==================

-------------------------------------
(a)  Change based on  assumption  that current  advisory fee  structure  for the
     Gartmore Growth Fund would have been in place during the period.
(b)  Change based on assumption  that cost would  decrease due to a reduction in duplication of state registration cost.

                           Gartmore Mutual Funds
                     Notes to Pro Forma Financial Statements
                                   (Unaudited)

1.   Basis of Combination:

     The unaudited  Pro Forma  Combining  Statements of Assets and  Liabilities,
Statements  of  Operations,  and Schedule of Portfolio  Investments  reflect the accounts of two investment  portfolios offered by Gartmore Mutual Funds, an Ohio business  trust (the  "Trust"):  Nationwide  Large Cap Growth  Fund  ("Large Cap
Growth Fund") and Gartmore Growth Fund ("Growth  Fund")  (individually a "Fund,"
collectively   the   "Funds")   as   if   the   proposed   reorganization   (the
"Reorganization")  occurred  as of and for the year  ended  April  30,  2003 and taking into account contractual fee changes expected to have a continuing impact on the Funds. These statements have been derived from books and records utilized in calculating daily net asset value at April 30, 2003.

     The Plan of Reorganization  provides that the Growth Fund would acquire all of the  assets  and  subject to  liabilities,  of the Large Cap  Growth  Fund in exchange  solely for  corresponding  classes of the Growth  Fund's  shares.  The
Reorganization  is  anticipated  to occur on or about  December  22,  2003  (the
"Closing Date").

     For accounting purposes,  the historical basis of assets and liabilities of the Growth Fund will survive the Reorganization.

     In exchange for the transfer of assets, subject to liabilities,  the Growth
Fund will issue to the Large Cap Growth Fund full and  fractional  shares of the corresponding  class of the Growth Fund, and the Large Cap Growth Fund will make a liquidating distribution of such shares to its shareholders.  The value of the shares  of the  Growth  Fund so  issued  will be  equal in value to the full and fractional shares of the Large Cap Growth Fund that are outstanding  immediately prior  to the  Reorganization.  At and  after  the  Reorganization,  all  debts, liabilities  and  obligations  of the Large Cap Growth  Fund will  attach to the assets so transferred to the Growth Fund and may thereafter be enforced  against the Growth Fund to the extent of the assets received as if such  liabilities had been incurred by it.

     The following is a summary of significant  accounting  policies followed by each  Fund in  preparation  of its  financial  statements.  The  preparation  of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP")  requires  management to make estimates and  assumptions  that  affect  the  reported  amounts  and  disclosures  in the financial statements. Actual results could differ from those estimates.

     Under generally accepted  accounting  principles,  the Growth Fund's basis, for purposes of determining  net asset value,  of the assets and  liabilities of the Large Cap  Growth  Fund will be the fair  market  value of such  assets  and liabilities  computed  as of the close of regular  trading of the New York Stock
Exchange  (normally  4:00 p.m.  eastern time) on the business day proceeding the
Closing  Date.  The Growth Fund will  recognize  no gain or loss for federal tax purposes on its issuance of shares in the Reorganization.

     It is the Growth  Fund's  intention  to qualify as a  regulated  investment company  under the Internal  Revenue Code and to  distribute  all of its taxable income, including any net realized gains to shareholders.  Net investment income and short-term gains are taxed as ordinary income.

                                       -1-

                              Gartmore Mutual Funds
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

Accordingly,  no  provision  for  federal  taxes is  required  in the  financial statements.

     The accompanying pro forma financial  statements represent the Growth Fund, and reflect the combined  results of  operations  of the Growth  Fund.  However, should the Reorganization be effected,  the historical  statements of operations of the Growth Fund will not be restated to take into account the addition of the
Large  Cap  Growth  Fund's  assets  and  liabilities.  The Pro  Forma  Combining
Statements of Assets and Liabilities, Statements of Operations, and Schedules of
Portfolio  Investments  should  be  read  in  conjunction  with  the  historical financial  statements of the Funds  incorporated by reference into the Statement of Additional Information.

2.   Expenses:

Investment Advisory Fees:

     Under the terms of an Investment Advisory  Agreement,  Gartmore Mutual Fund
Capital Trust  ("Gartmore")  manages the investment of the assets and supervises the daily  business  affairs of the Funds.  Gartmore  also  provides  investment management  evaluation  services in initially  selecting and  monitoring,  on an ongoing basis,  the performance of the subadviser for the Large Cap Growth Fund.
Goldman  Sachs  Asset  Management,  L.P.  ("GSAM")  manages all of the Large Cap
Growth  Fund's  investments  and has the  responsibility  for  making all of the day-to-day investment decisions for the Large Cap Growth Fund.

     Under  the  terms of the  Investment  Advisory  Agreement,  the  Funds  pay
Gartmore an annual  investment  advisory fee based on that Fund's  average daily net  assets.  From such fees,  for the Large Cap Growth  Fund,  pursuant  to the sub-advisory  agreement,  Gartmore  pays  fees to GSAM.  Additional  information regarding  investment  advisory fees for Gartmore and the  subadvisory fee is as follows for the year ended April 30, 2003:

                                            Fee     Total      Fees     Paid to
Fund                                   Schedule      Fees  Retained  Sub-adviser
------------ ---------------------------------- --------- --------- -----------
Growth Fund                  Up to $250 million     0.60%     0.60%          N/A
                       On the next $750 million    0.575%    0.575%
                         On the next $1 billion     0.55%     0.55%
                         On the next $3 billion    0.525%    0.525%
                         On $5 billion and more     0.50%     0.50%
------------ --------------------------------- ---------  --------- -----------
Large Cap                    Up to $150 million     0.80%     0.40%        0.40%
Growth Fund            On $150 million and more     0.70%     0.40%        0.30%

Fund Administration and Transfer Agency Fees:

     Under the terms of a Fund  Administration  Agreement,  Gartmore  SA Capital
Trust ("GSA") provides  various  administrative  and accounting  services to the
Funds. Gartmore Investor Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Funds. The fees for the services provided under both agreements are combined and calculated based on the
Trust's average daily net assets  according to the fee schedule below.  The fees are then

                                      -2-

                              Gartmore Mutual Funds
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

allocated  proportionately among all funds within the Trust in relation to the average  daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

                             Combined Fee Schedule*
            -------------------------------------------------------
                                       Up to $1 billion 0.25%
                   $1 billion and more up to $3 billion 0.18%
                   $3 billion and more up to $4 billion 0.14%
                   $4 billion and more up to $5 billion 0.07%
                  $5 billion and more up to $10 billion 0.04%
                 $10 billion and more up to $12 billion 0.02%
                                    $12 billion or more 0.01%
            -------------------------------------------------------
* The assets of the Gartmore  Investor  Destinations  Aggressive Fund,  Gartmore
Investor Destinations Moderately Aggressive Fund, Gartmore Investor Destinations
Moderate Fund, Gartmore Investor Destinations  Moderately  Conservative Fund and
Gartmore  Investor  Destinations  Conservative  Fund  (together,  the  "Investor
Destinations  Funds") are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor  Destinations  Funds do not pay any part of this fee.

Pro Forma Adjustments and Pro Forma Combined Columns:

     The pro forma  adjustments and pro forma combined columns of the Statements of Operations  reflect the  adjustments  necessary to show expenses at the rates which would have been in effect if the Large Cap Growth Fund was included in the
Growth Fund for the year ended April 30, 2003.  The  investment  advisory fee in the pro forma combined column is calculated at the rate in effect for the Growth
Fund based  upon the  combined  net assets of the Large Cap Growth  Fund and the
Growth Fund.

     The pro forma Schedule of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at April 30, 2003.

Reorganization Expenses:

     The expenses of completing the  Reorganization,  including the costs of the solicitation of proxies, will be paid by Gartmore or one of its affiliates,  not by either of the Funds or their shareholders.

3.   Portfolio Valuation, Securities Transactions and Related Income:

     Securities for which market  quotations are readily available are valued at current market value as of Valuation Time.  Valuation Time is as of the close of regular  trading on the New York Stock Exchange  (usually 4 p.m.  Eastern time).
Equity  securities  are valued at the last quoted sale price,  or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the  Trust's  Board of  Trustees.  Prices are taken from the primary market or exchange in which each security trades.

                                      -3-

                              Gartmore Mutual Funds
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

     Debt and other fixed income securities (other than short-term  obligations)
are valued at the last quoted bid price and/or by using a  combination  of daily quotes and matrix evaluations  provided by an independent  pricing service,  the use of which has been approved by the Trust's Board of Trustees. Short-term debt securities such as commercial  paper and U.S.  Treasury Bills having a remaining maturity  of 60 days  or less at the  time  of  purchase  are  considered  to be
"short-term" and are valued at amortized cost which approximates market value.

     Securities for which market  quotations are not readily  available,  or for which an  independent  pricing  service  does not  provide a value or provides a value  that  does not  represent  fair  value  in the  judgement  of the  Fund's investment  adviser  or  designee,  are valued at fair  value  under  procedures approved by the Trust's Board of Trustees.

     Security  transactions  are  accounted  for on the  date  the  security  is purchased or sold ("trade date").  Securities gains and losses are calculated on the identified  cost basis.  Interest  income is recognized on the accrual basis and includes,  where  applicable,  the  amortization  or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Gartmore Growth Fund / Nationwide Large Cap Growth Fund
Proforma Combined Schedule of Portfolio Investments               April 30, 2003
(Unaudited)
Fund 1 represents  Gartmore Growth Fund. Fund 2 represents the Nationwide  Large
Cap Growth Fund.

                             Proforma                                                                      Proforma
   Fund 1                    Combined                                   Fund 1            Fund 2           Combined
   Shares/      Fund 2       Shares/                                    Market            Market           Market
   Principal    Shares       Principal  Security Description            Value             Value            Value
--------------------------------------  ----------------------------    -----------       --------
Common Stocks  (100.2%)
Aerospace / Defense  (1.0%)
   60,000                      60,000   Lockheed Martin Corp.           $ 3,003,000  $                     $ 3,003,000
                                                                        -----------                        -----------
Agricultural Operations  (0.1%)
                 2,700          2,700   Monsanto Co.                                        46,980              46,980
                                                                                       -----------         -----------
Airlines  (0.5%)
   48,000                      48,000   JetBlue Airways Corp. (b)         1,508,640                          1,508,640
                                                                        -----------                        -----------
Analytical Instruments  (0.2%)
                11,700         11,700   Applera Corp.- Applied
                                        Biosystems Group                                   205,101             205,101

                11,500         11,500   Waters Corp. (b)                                   276,115             276,115
                                                                                       -----------         -----------
                                                                                           481,216             481,216
                                                                                       -----------         -----------
Automotive  (1.2%)
   44,400                      44,400   Advance Auto Parts, Inc. (b)      2,208,456                          2,208,456
   32,500                      32,500   Harley-Davidson, Inc.             1,444,300                          1,444,300
                                                                        -----------                        -----------
                                                                          3,652,756                          3,652,756
                                                                        -----------                        -----------
Banks  (0.6%)
                 4,700          4,700   Bank of America Corp.                              348,035             348,035
   43,500                      43,500   North Fork Bancorp.,              1,407,660                          1,407,660
                                        Inc.                            -----------                         ----------
                                                                          1,407,660        348,035           1,755,695
                                                                        -----------    -----------         -----------
Batteries  (0.0%)
                      1             1   Energizer Holdings, Inc. (b)                            29                  29
                                                                                       -----------         -----------
Biotechnology  (2.3%)
  110,000        7,688        117,688   Amgen, Inc. (b)                   6,744,100        471,351           7,215,451
                                                                        -----------    -----------         -----------
Broadcast Media / Cable Television  (4.4%)
  238,700                     238,700   AOL Time Warner, Inc. (b)         3,265,416                          3,265,416
  106,300        6,000        112,300   Clear Channel                     4,157,393        234,660           4,392,053
                                        Communications, Inc. (b)
   59,000       12,400         71,400   Fox Entertainment Group,          1,498,600        314,960           1,813,560
                                        Inc. (b)
                 2,200          2,200   The McGraw-Hill                                    128,458             128,458
                                        Companies, Inc.
   86,000        4,770         90,770   Viacom, Inc. Class B (b)          3,733,260        207,066           3,940,326
                                                                        -----------    -----------         -----------
                                                                         12,654,669        885,144          13,539,813
                                                                        -----------    -----------         -----------
Business Services  (2.0%)
   68,000                      68,000   Aramark Corp.                     1,561,280                          1,561,280
                 8,300          8,300   Bearingpoint, Inc. (b)                              67,811              67,811
   72,800        4,600         77,400   First Data Corp.                  2,855,944        180,458           3,036,402
   50,000                      50,000   Fiserv, Inc. (b)                  1,472,000                          1,472,000

                                                                        -----------    -----------         -----------
                                                                          5,889,224        248,269          6,137,493
                                                                        -----------    -----------         -----------
Capital Goods  (4.9%)
  451,900       68,000        519,900   General Electric Co.             13,308,455      2,002,600          15,311,055
                                                                        -----------    -----------         -----------
Chemicals  (0.4%)
   23,000                      23,000   Praxair, Inc.                     1,335,840                          1,335,840
                                                                        -----------                        -----------
Commercial Services  (0.1%)
                 4,500          4,500   Deluxe Corp.                                       198,045            198,045
                                                                                       -----------         -----------
Communication Equipment  (1.1%)
                15,300         15,300   Motorola, Inc.                                     121,023             121,023
  200,000                     200,000   Zimmer Holdings, Inc. (b)         3,314,000                          3,314,000
                                                                        -----------    -----------         -----------
                                                                          3,314,000        121,023           3,435,023
                                                                        -----------    -----------         -----------

Communications  (0.0%)
                   900            900   Comcast Corp. Class A                               28,719              28,719
                                                                                       -----------         -----------
Computer Data Security  (0.1%)
                10,500         10,500   SanDisk Corp. (b)                                  254,100             254,100
                                                                                       -----------         -----------
Computer Equipment  (3.9%)
  220,000       29,600        249,600   Dell Computer Corp. (b)           6,360,200        855,736           7,215,936
  340,000                     340,000   EMC Corp. (b)                     3,090,600                          3,090,600
                 2,100          2,100   Hewlett-Packard Co.                                 34,230              34,230
   14,000        2,200         16,200   International Business            1,188,600        186,780           1,375,380
                                        Machines Corp.
                 4,000          4,000   Lexmark International                              298,040             298,040
                                        Group, Inc. Class A
                                                                        -----------    -----------         -----------
                                                                         10,639,400      1,374,786          12,014,186
                                                                        -----------    -----------         -----------
Computer Networks  (2.0%)
  385,000       36,000        421,000   Cisco Systems, Inc. (b)           5,790,400        541,440           6,331,840
                                                                        -----------    -----------         -----------
Computer Software & Services  (10.0%)
   42,000                      42,000   Affiliated Computer               2,003,400                          2,003,400
                                        Services, Inc. Class A (b)
                12,000         12,000   BMC Software, Inc. (b)                             179,040             179,040
   72,000                      72,000   Cognos, Inc. (b)                  1,954,080                          1,954,080
                 5,000          5,000   Electronic Arts, Inc. (b)                          296,350             296,350
                 1,500          1,500   Intuit, Inc. (b)                                    58,170              58,170
   70,000                       70,000  Mercury Interactive Corp.         2,375,800                          2,375,800
  484,000       75,900        559,900   Microsoft Corp.                  12,375,880      1,940,763          14,316,643
  265,000       40,800        305,800   Oracle Corp. (b)                  3,148,200        484,704           3,632,904
   58,500                      58,500   SAP AG ADR                        1,492,335                          1,492,335
                10,300         10,300   SunGard Data Systems,                              221,450             221,450
                                        Inc. (b)
   82,800        8,600         91,400   Symantec Corp. (b)                3,639,060        377,970           4,017,030
                 3,500          3,500   Unisys Corp. (b)                                    36,400              36,400

                                                                        -----------    -----------         -----------
                                                                         26,988,755      3,594,847          30,583,602
                                                                        -----------    -----------         -----------
Conglomerates  (0.4%)
   10,200                      10,200   3M Co.                            1,285,608                          1,285,608
                                                                        -----------                        -----------
Construction & Building Materials  (0.1%)
                 5,700          5,700   Sherwin-Williams Co.                               158,916             158,916
                                                                                       -----------         -----------
Consumer Non-Cyclical  (0.0%)
                 4,000          4,000   Estee Lauder Co., Inc.                             130,000             130,000
                                        (The) Class A                                  -----------         -----------
Consumer Products  (2.2%)
   27,100                      27,100   Alberto-Culver Co. Class          1,335,488                          1,335,488
                                        B
                 2,500          2,500   Avon Products, Inc.                                145,425             145,425
                 4,300          4,300   Clorox Co. (The)                                   194,446             194,446
                 6,500          6,500   Colgate-Palmolive Co.                              371,605             371,605
   43,990        7,900         51,890   The Procter & Gamble Co.          3,952,502        709,815           4,662,317
                 1,800          1,800   Whirlpool Corp.                                     96,282              96,282

                                                                        -----------    -----------         -----------
                                                                          5,287,990      1,517,573           6,805,563
                                                                        -----------     -----------        -----------
Containers  (0.1%)
                 4,100          4,100   Ball Corp.                                         230,256             230,256
                                                                                       -----------         -----------
Credit Reporting Services  (0.1%)
                 8,100          8,100   Moody's, Inc.                                      391,149             391,149
                                                                                       -----------         -----------
Crude Petroleum & Natural Gas  (0.0%)
                 1,866          1,866   XTO Energy, Inc.                                    36,387              36,387
                                                                                       -----------         -----------
Drugs  (12.0%)
   65,000        6,100         71,100   Abbott Laboratories               2,640,950        247,843           2,888,793
                   800            800   Biogen, Inc. (b)                                    30,392              30,392
   31,000                      31,000   Biovail Corp. (b)                 1,120,650                          1,120,650
                 4,400          4,400   Chiron Corp. (b)                                   179,652             179,652
                 1,700          1,700   Eli Lilly & Co.                                    108,494             108,494
                   600            600   Forest Laboratories, Inc.                           31,032              31,032
                                        Class A
                 4,100          4,100   Genentech, Inc.                                    155,759             155,759
   13,000                      13,000   Medicis Pharmaceutical              749,320                            749,320
                                        Corp. (b)
                 9,600          9,600   Medimmune, Inc. (b)                                338,592             338,592
  109,600       16,400        126,000   Merck & Co., Inc.                 6,376,528        954,152           7,330,680
  530,160       64,355        594,515   Pfizer, Inc.                     16,302,420      1,978,917          18,281,337
   50,000                      50,000   Teva Pharmaceutical               2,335,000                          2,335,000
                                        Industries Ltd.
   98,300        1,900        100,200   Wyeth                             4,278,999         82,707           4,361,706
                                                                        -----------    -----------         -----------
                                                                         33,803,867      4,107,540          37,911,407
                                                                        -----------    -----------         -----------
Drugs & Healthcare  (0.2%)
                 4,200          4,200   Aetna, Inc.                                        209,160             209,160
                 8,400          8,400   Health Net, Inc. (b)                               219,156             219,156
                 4,000          4,000   Humana, Inc. (b)                                    44,200              44,200
                                                                                       -----------         -----------
                                                                                           472,516             472,516
                                                                                       -----------         -----------
Educational Services  (0.0%)
                 1,700          1,700   Apollo Group, Inc. (b)                              92,138              92,138
                                                                                       -----------         -----------
Electric Services  (0.0%)
                 5,550          5,550   Vishay Intertechnology,                             69,375              69,375
                                        Inc. (b)                                       -----------         -----------
Electrical Equipment  (0.1%)
                 2,600          2,600   Agilent Technologies, Inc. (b)                      41,652              41,652
                 3,300          3,300   Grainger (W.W.), Inc.                              152,295             152,295
                 1,800          1,800   Rockwell International                              41,040              41,040
                                        Corp.                                          -----------         -----------
                                                                                           234,987             234,987
                                                                                       -----------         -----------
Electronics  (0.2%)
                 7,300          7,300   Arrow Electronics, Inc. (b)                        123,224            123,224
                14,800         14,800   Avnet, Inc.(b)                                     188,700            188,700
                 1,800          1,800   Fisher Scientific                                   51,858             51,858
                                        International, Inc. (b)
                 6,200          6,200   Jabil Circuit, Inc. (b)                            115,940            115,940
                                                                                       -----------         -----------
                                                                                           479,722            479,722
                                                                                       -----------        -----------
Entertainment  (0.2%)
   22,600                      22,600   Carnival Corp.                      623,534                            623,534
                                                                        -----------                        -----------
Financial  (0.0%)
                 1,200          1,200   Countrywide Credit                                  81,120              81,120
                                        Industries, Inc.                               -----------         -----------
Financial / Banks  (0.1%)
                 3,500          3,500   Bear Stearns Cos., Inc.                            233,940             233,940
                                                                                       -----------         -----------
Financial Services  (8.5%)
   77,100        8,900         86,000   American Express Co.              2,919,006        336,954           3,255,960
   52,500                      52,500   Capital One Financial             2,198,175                          2,198,175
                                        Corp.
  115,000        9,800        124,800   Citigroup, Inc.                   4,513,750        384,650           4,898,400
   71,500        2,900         74,400   Fannie Mae                        5,175,885        209,931           5,385,816
   24,600        3,800         28,400   Freddie Mac                       1,424,340        220,020           1,644,360
   50,000                      50,000   Legg Mason, Inc.                  2,715,000                          2,715,000
                 3,700          3,700   Lehman Brothers Holdings,                          232,989             232,989
                                        Inc.
                 6,300          6,300   Marsh & McLennan Cos.,                             300,384             300,384
                                        Inc.
   77,500       15,250         92,750   MBNA Corp.                        1,464,750        288,225           1,752,975
   45,600                      45,600   Morgan Stanley                    2,040,600                          2,040,600
                 8,400          8,400   Prudential Financial, Inc.                         268,548             268,548
                 1,300          1,300   SLM Corp.                                          145,600             145,600
   31,650                      31,650   Wells Fargo & Co.                 1,527,429                          1,527,429

                                                                        -----------    -----------         -----------
                                                                         23,978,935      2,387,301          26,366,236
                                                                        -----------    -----------         -----------
Food & Beverage  (4.3%)
  105,900        5,500        111,400   Coca-Cola Co.                     4,278,360        222,200           4,500,560
   25,000                      25,000   Kellogg Co.                         818,500                            818,500
                 9,300          9,300   Kraft Foods, Inc. Class A                          287,370             287,370
  140,000        5,600        145,600   PepsiCo, Inc.                     6,059,200        242,368           6,301,568
                 1,000          1,000   Performance Food Group                              35,080              35,080
                                        Co. (b)
   34,000       17,700         51,700   Sysco Corp.                         976,820        508,521           1,485,341
                                                                        -----------    -----------         -----------
                                                                         12,132,880      1,295,539          13,428,419
                                                                        -----------    -----------         -----------
Food / Beverage & Related  (0.1%)
                 3,100          3,100   Archer-Daniels-Midland                              34,348              34,348
                                             Co.
                21,500         21,500   Tyson Foods, Inc. Class                            207,045             207,045
                                                                                       -----------         -----------
                                                                                           241,393             241,393
                                                                                       -----------         -----------
Freight Transportation   (0.0%)
                 2,300          2,300   Airborne, Inc.                                      45,678              45,678
                                                                                       -----------         -----------
Gold Ores  (0.0%)
                 5,400          5,400   Freeport-McMoRan Copper                             93,474              93,474
                                        & Gold, Inc.                                   -----------         -----------
Health Services  (0.1%)
                 6,200          6,200   PacifiCare Health                                  197,408             197,408
                                        Systems, Inc. (b)                              -----------         -----------
Healthcare  (8.6%)
                 5,200          5,200   Becton Dickinson & Co.                             184,080             184,080
   75,000        9,900         84,900   Boston Scientific Corp. (b)       3,228,750        426,195           3,654,945
   20,000        8,618         28,618   Cardinal Health, Inc.             1,105,600        476,403           1,582,003
   36,000                      36,000   Express Scripts, Inc. (b)         2,122,560                          2,122,560
  184,400       27,400        211,800   Johnson & Johnson                10,392,784      1,544,263          11,937,047
   50,000        3,300         53,300   Medtronic, Inc.                   2,387,000        157,542           2,544,542
   40,000                      40,000   St. Jude Medical, Inc. (b)        2,098,400                          2,098,400
                 1,600          1,600   Stryker Corp.                                      107,216             107,216
   17,500        2,100         19,600   UnitedHealth Group, Inc.          1,612,275        193,473           1,805,748
    8,800                       8,800   WellPoint Health Networks,          668,272                            668,272
                                        Inc. (b)                        -----------                        -----------
                                                                         23,615,641      3,089,172          26,704,813
                                                                        -----------    -----------         -----------
Hospital & Medical Service Plans  (0.0%)
                 1,000          1,000   Mid Atlantic Medical                                43,550              43,550
                                        Services, Inc. (b)                             -----------         -----------
Insurance  (1.6%)
   84,000        1,600         85,600   American International            4,867,800         92,720           4,960,520
                                        Group, Inc.
                 2,700          2,700   CNA Financial Corp. (b)              64,665                             64,665
                 3,800          3,800   MetLife, Inc.                                      109,174             109,174
                                                                                       -----------         -----------
                                                                          4,867,800        266,559           5,134,359
                                                                        -----------    -----------         -----------
Life Insurance  (0.1%)
                 7,500          7,500   Principal Financial Group                          218,250             218,250
                                                                                       -----------         -----------
Manufacturing  (0.7%)
   29,900                      29,900   Danaher Corp.                     2,062,502                          2,062,502
                                                                        -----------                        -----------
Medical Products  (1.4%)
   52,500        2,100         54,600   Genzyme Corp. (b)                 2,114,700         84,588           2,199,288
   40,000        8,600         48,600   Zimmer Holdings, Inc. (b)         1,876,000        403,340           2,279,340
                                                                        -----------    -----------         -----------
                                                                          3,990,700        487,928           4,478,628
                                                                        -----------    -----------         -----------
Metal Processors  (0.0%)
                 1,800          1,800   Thermo Electron Corp. (b)                           32,706              32,706
                                                                                       -----------         -----------
Multimedia  (0.0%)
                 2,900          2,900   Cox Radio, Inc. (b)                                 66,149              66,149
                 3,600          3,600   Hearst - Argyle Television,                         86,724              86,724
                                        Inc. (b)                                       -----------         -----------
                                                                                           152,873             152,873
                                                                                       -----------         -----------
Oil & Gas  (1.2%)
   21,340                      21,340   Apache Corp.                      1,221,715                          1,221,715
   55,000                      55,000   Murphy Oil Corp.                  2,290,750                          2,290,750
                14,700         14,700   Transocean Sedco Forex,                            280,035             280,035

                                                                        -----------    -----------         -----------
                                                                          3,512,465        280,035           3,792,500
                                                                        -----------    -----------         -----------
Oil Equipment & Services  (0.1%)
                 8,900          8,900   Halliburton Co.                                    190,549             190,549
                                                                                       -----------         -----------
Pharmaceuticals  (0.1%)
                 9,300          9,300   McKesson Corp.                                     257,982             257,982
                 4,800          4,800   Millenium Pharmaceuticals,                          52,800              52,800
                                        Inc. (b)                                       -----------         -----------
                                                                                           310,782             310,782
                                                                                       -----------         -----------
Photography  (0.0%)
                 4,500          4,500   Eastman Kodak Co.                                  134,595             134,595
                                                                                       -----------         -----------
Restaurants  (0.9%)
   40,000                      40,000   Applebee's International,         1,096,000                          1,096,000
                                        Inc.
   57,200                      57,200   Brinker International, Inc. (b)   1,816,100                          1,816,100
                                                                        -----------                        -----------
                                                                          2,912,100                          2,912,100
                                                                        -----------                        -----------
Retail  (11.8%)
   48,000                      48,000   Abercrombie & Fitch Co. (b)       1,578,240                          1,578,240
                14,500         14,500   Amazon.com, Inc. (b)                               415,715             415,715
                 8,500          8,500   CVS Corp.                                          205,785             205,785
                 2,000          2,000   Dillard's, Inc., Class A                            27,960              27,960
  142,500        5,400        147,900   Home Depot, Inc.                  4,008,525        151,902           4,160,427
   49,000                      49,000   Kohl's Corp. (b)                  2,783,200                          2,783,200
  140,000                     140,000   Lowe's Companies, Inc.            6,144,600                          6,144,600
                18,600         18,600   Penney (J.C), Co., Inc.                            317,316             317,316
                 1,000          1,000   Ross Stores, Inc.                                   37,900              37,900
                 7,900          7,900   Saks, Inc. (b)                                      70,705              70,705
                21,200         21,200   Staples, Inc. (b)                                  403,648             403,648
                14,600         14,600   Starbucks Corp. (b)                                342,954             342,954
                 2,100          2,100   Supervalu, Inc.                                     34,587              34,587
  164,000                     164,000   Target Corp.                      5,484,160                          5,484,160
  313,500                     313,500   The Gap, Inc.                     5,213,505                          5,213,505
                 4,100          4,100   TJX Cos., Inc.                                      78,925              78,925
                 6,100          6,100   Toys 'R' Us, Inc. (b)                               62,525              62,525
  102,597       27,600        130,197   Wal-Mart Stores, Inc.             5,778,263      1,554,432           7,332,695
   54,000        6,500         60,500   Williams-Sonoma, Inc. (b)         1,397,520        168,220           1,565,740
                                                                        -----------    -----------         -----------
                                                                         32,388,013      3,872,574          36,260,587
                                                                        -----------    -----------         -----------
Semiconductors  (7.7%)
 1,000,000                  1,000,000   Agere Systems, Inc. Class         1,790,000                          1,790,000
                                        A (b)
   62,600                      62,600   Analog Devices, Inc. (b)          2,073,312                          2,073,312
  123,000        4,400        127,400   Applied Materials, Inc. (b)       1,795,800         64,240           1,860,040
  141,000                     141,000   Emulex Corp.(b)                   2,889,090                          2,889,090
  508,600       48,000        556,600   Intel Corp.                       9,358,240        883,200          10,241,440
   33,000                      33,000   KLA-Tencor Corp. (b)              1,353,000                          1,353,000
   45,300                      45,300   Maxim Integrated Products,        1,779,837                          1,779,837
                                        Inc.
   50,000                      50,000   Novellus Systems, Inc. (b)        1,402,000                          1,402,000
                 7,000          7,000   Texas Instruments, Inc.                            129,430             129,430

                                                                        -----------     -----------        -----------
                                                                         22,441,279      1,076,870          23,518,149
                                                                        -----------    -----------         -----------
Services  (0.1%)
                 5,300          5,300   Manpower, Inc.                                     174,264             174,264
                                                                                       -----------         -----------
Technology  (0.0%)
                11,800         11,800   Ingram Micro, Inc. (b)                             118,000             118,000
                                                                                       -----------         -----------
Telecommunications  (2.3%)
                 3,500          3,500   Advanced Fibre                                      53,550              53,550
                                        Communications, Inc. (b)
  305,000        8,800        313,800   AT&T Wireless Services,           1,970,300         56,848           2,027,148
                                        Inc. (b)
   64,000                      64,000   Juniper Networks, Inc.              654,080                            654,080
                 2,600          2,600   Nextel Communications,                              38,454              38,454
                                        Inc. (b)
   52,500       16,400         68,900   Qualcomm, Inc.                    1,674,225        522,996           2,197,221
                14,900         14,900   Qwest Communications                                56,173              56,173
                                        International, Inc. (b)
                11,600         11,600   SBC Communications,                                270,976             270,976
                                        Inc.
                 7,400          7,400   Sprint Corp. (FON Group)                            85,174              85,174
                 3,100          3,100   US Cellular Corp. (b)                               74,555              74,555
   40,600                      40,600   Verizon Communications,           1,517,628                          1,517,628
                                        Inc.
                     1              1   Worldcom, Inc. (b)                                       0                   0

                                                                        -----------    -----------         -----------
                                                                          5,816,233      1,158,726           6,974,959
                                                                        -----------    -----------         -----------
Telephone Communication  (0.0%)
                 8,900          8,900   PanAmSat Corp. (b)                                 153,970              153,970
                                                                                       -----------         -----------
Video Tape Rental  (0.0%)
                 3,500          3,500   Blockbuster, Inc.                                   62,580              62,580
                                                                                       -----------        -----------
Waste Disposal  (0.0%)
                 2,800          2,800   Waste Management, Inc.                              60,816              60,816
                                                                                       -----------         -----------
Wholesale Durable Goods  (0.1%)
                10,600         10,600   Petsmart, Inc. (b)                                 160,378             160,378

                                                                        ------------   -----------         -----------
Total Common Stock                                                      274,956,446     35,138,173         310,094,619
                                                                        -----------    -----------         -----------
Commercial Paper  (0.5%)
Insurance  (0.5%)
$ 1,517,000               $ 1,517,000   Allstate Corp.,  1.34%,           1,517,000                          1,517,000
                                        05/01/03                        -----------                        -----------
Total Commercial Paper                                                    1,517,000                          1,517,000
                                                                        -----------                        -----------
Total Investments   -   100.7% (Cost $259,701,604;
                        $37,874,268 and $297,575,872;
  Respectively) (a)                                                   $ 276,473,446   $ 35,138,173       $ 311,611,619
                                                                        ===========    ===========         ===========
------------

(a)  Cost for federal income tax and financial  reporting  purposed  differ from value by net unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.

The categories of investments are shown as a percentage of the proforma combined net assets.

See notes to financial statements.

                        ATTACHMENTS TO SAI (PAGE 3 OF 4)

                      GARTMORE MUTUAL FUNDS ANNUAL REPORTS

              TO SHAREHOLDERS, FOR THE YEAR ENDED OCTOBER 31, 2002

     The Gartmore Mutual Funds Annual Reports to  Shareholders  for the Gartmore
Growth Fund and the Nationwide Large Cap Growth Fund, for the year ended October
31,  2002,  are  part of this  SAI and  will  be  provided  to all  shareholders requesting this SAI. For the purpose of this EDGAR filing, the  above-referenced shareholder  reports are  incorporated  herein by  reference  to the  electronic filings made on January 10, 2003, pursuant to Rule 30d-1 [File No. 811-08495].

                        ATTACHMENTS TO SAI (PAGE 4 OF 4)

                    GARTMORE MUTUAL FUNDS SEMI-ANNUAL REPORTS

              TO SHAREHOLDERS, FOR THE PERIOD ENDED APRIL 30, 2003

     The  Gartmore  Mutual Funds  Semi-Annual  Reports to  Shareholders  for the
Gartmore  Growth Fund and the  Nationwide  Large Cap Growth Fund, for the period ended  April  30,  2003,  are  part of  this  SAI and  will be  provided  to all shareholders  requesting  this SAI.  For  purposes  of this  EDGAR  filing,  the above-referenced shareholder reports are incorporated herein by reference to the electronic  filing  made on July 10,  2003,  pursuant  to Rule  30d-1  [File No.
811-08495].

                              GARTMORE MUTUAL FUNDS

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 15. Indemnification

Section 5.1 of Gartmore  Mutual Funds' Amended  Declaration of Trust provides as follows:

     No Trustee, officer, employee or agent of the Trust shall be subject to any personal  liability  whatsoever to any Person,  other than the Trust or its
     Shareholders,  in  connection  with Trust  Property  or the  affairs of the
     Trust,  except that  arising  from bad faith,  willful  misfeasance,  gross negligence or reckless  disregard for his duty to such Person; and all such
     Persons shall look solely to the Trust Property for  satisfaction of claims of any nature arising in connection with the affairs of the Trust.

     No  Shareholder  as  such  shall  be  subject  to  any  personal  liability whatsoever  to any Person in  connection  with Trust  Property or the acts, obligations  or  affairs  of  the  Trust.  If  any  Shareholder  or  former
     Shareholder  shall be charged or held personally  liable for any obligation or  liability  of the Trust  solely  by  reason  of being or having  been a
     Shareholder  and  not  because  (upon  proper  and  timely  request  by the
     Shareholder)  shall assume the defense  against such charge and satisfy any judgment or settlement  thereon,  and the Shareholder or former Shareholder
     (or his heirs,  executors,  administrators  or corporate  or other  general successor)  shall be entitled out of the assets of the Trust Property to be held harmless  from and  indemnified  against all loss and expense  arising from such liability.

     The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested.  A Trustee shall be liable for his own duties  involved in the  conduct of the office of Trustee,  and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or  wrongdoing  of any officer,  agent, employee, consultant,  Investment Adviser, Distributor,  Administrator,  or
     Transfer Agent of the Trust,  nor shall any Trustee be responsible  for the act or omission of any other Trustee;  and (b) the Trustees may rely on the advice of counsel or experts as described in Section 5.6 below.

Section 5.2. of Gartmore Mutual Funds' Amended  Declaration of Trust provides as follows:

     (a)  Subject to the exceptions and  limitations  contained in paragraph (b)
          below:

          (i)  Every  person  who is, or has been a Trustee  or  officer  of the
               Trust shall be indemnified by the Trust against all liability and against  all  expenses  reasonably  incurred  or  paid  by him in connection with any claim, action, suit or proceeding in which he becomes  involved as a party or  otherwise by virtue of his being or having been a Trustee or officer and against  amounts  paid or incurred by him in the settlement thereof.

          (ii) The words "claim,"  "action",  "suit" or "proceeding" shall apply to all claims,  actions, suits or proceedings (civil, criminal or other,  including appeals),  actual or threatened;  and the words
               "liability"  and "expenses"  shall include,  without  limitation, attorneys' fees,  costs,  judgments,  amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No  indemnification  shall  be  provided  hereunder  to a  Trustee  or officer:

          (i)  against any liability to the Trust or the  Shareholders by reason of a final  adjudication  by the court or other body before which
               the   proceeding   was   brought   that  he  engaged  in  willful
               misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (ii) with respect to any matter as to which he shall have been finally adjudicated  not to have acted in good faith or in the reasonable belief that his action was in or not opposed to the best interest of the Trust; or

          (iii)in the event of a settlement or other  disposition  not involving a final  adjudication as provided in paragraphs (b)(i) or (b)(ii)
               resulting in a payment by a Trustee or officer,  unless there has been either a determination  that such Trustee or officer did not engage in willful  misfeasance,  bad faith,  gross  negligence or reckless  disregard of the duties  involved in the conduct of his office by the court or other body  approving  the  settlement  or other disposition or by a reasonable determination,  based upon a
               review  of  readily   available  facts  (as  opposed  to  a  full
               trial-type inquiry) that he did not engage in such conduct:

               (A)  by vote of a majority of the  Disinterested  Trustees acting on the matter (provided that a majority of the Disinterested
                    Trustees then in office act on the matter); or

               (B)  by written opinion of independent legal counsel.

     (c)  The rights of  indemnification  herein provided may be insured against by policies  maintained by the Trust,  shall be  severable,  shall not affect any other  rights to which any  Trustee  or officer  may now or hereafter be entitled, shall continue as to a Person who has ceased to be such  Trustee  or  officer  and shall  inure to the  benefit of the heirs,  executors and administrators of such Person. Nothing contained herein shall affect any rights to  indemnification  to which personnel other than  Trustees  and  officers  may be  entitled  by  contract or otherwise under law.

     (d)  Expenses of preparation  and  presentation  of a defense to any claim, action, suit or proceeding of the character described in paragraph (a)
          of this  Section  5.2 shall be  advanced  by the Trust  prior to final disposition  thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.2, provided that either:

          (i)  such  undertaking  is  secured  by a  surety  bond or some  other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

          (ii) a majority  of the  Disinterested  Trustees  acting on the matter
               (provided that a majority of the  Disinterested  Trustees then in office act on the matter) or an  independent  legal  counsel in a written opinion, shall determine,  based upon a review of readily available facts (as opposed to a full trial-type  inquiry),  that there is reason to believe that the recipient  ultimately will be found entitled to indemnification.

          As used in this section 5.2, a "Disinterested  Trustee" is one (i) who is not an "Interested  Person" of the Trust (including  anyone who has
          been  exempted  from  being  an  "Interested   Person"  by  any  rule,
          regulation or order of the Commission),  and (ii) against whom none of such actions,  suits or other  proceedings or another action,  suit or other  proceeding  on the  same  similar  grounds  is then or had been pending.

          Agents and  employees of the Trust who are not Trustees or officers of the Trust may be  indemnified  under the same standards and procedures set forth in this Section 5.2, in the discretion of the Board.

     With  respect  to  liability   of  Gartmore   Mutual  Fund  Capital   Trust
("Gartmore"),  the  investment  adviser  to the  Gartmore  Growth  Fund  and the
Nationwide  Large Cap Growth Fund (the  "Funds"),  reference  is made to Section
7(a) of the Investment  Advisory  Agreement  between  Gartmore Mutual Funds (the
"Trust") and Gartmore incorporated by reference herein.

     With  respect  to  Goldman   Sachs  Asset   Management,   L.P.'s   ("GSAM")
indemnification  of Gartmore,  and its affiliated and controlling  persons,  and
Gartmore's  indemnification of GSAM and its affiliated and controlling  persons, reference is made to Section 10(b) of the sub-advisory agreement incorporated by reference herein.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees,  officers and controlling persons of the Trust  pursuant to the foregoing  provisions,  or otherwise,  the
Trust has been advised that in the opinion of the United States  Securities  and
Exchange  Commission (the "Commission")  such  indemnification is against public policy as expressed  in the 1933 Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment  by the Trust of  expenses  incurred  or paid by a  trustee,  officer or controlling person of the Trust in the successful defense of any action, suit or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person in connection with the securities being  registered,  the Trust will, unless in the opinion of its counsel  the matter has been  settled by  controlling  precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

The following  exhibits are  incorporated  by reference to the previously  filed documents indicated below, except Exhibits 4(a), 11(a) and (14)(a):

     (1)  Copies of the charter of the Trust as now in effect:

          (a)  Amended  Declaration of Trust  established as of October 30, 1997
               (as amended March 13, 2003)  previously  filed as Exhibit  (1)(a)
               with Post-Effective  Amendment No. 46 to the Trust's Registration
               Statement on Form N-1A on April 30, 2003, and herein incorporated by reference.

     (2)  Copies of the existing  by-laws or  corresponding  instruments  of the funds of the Trust:

          (a)  Amended  Bylaws,  dated August 25, 1983,  as amended  January 25,
               2002,  of the  Trust  previously  filed  as  Exhibit  23(b)  with
               Post-Effective  Amendment  No.  40 to  the  Trust's  Registration
               Statement   on  Form  N-1A  on  November  5,  2002,   and  herein
               incorporated by reference.

     (3)  Copies of any voting trust agreement  affecting more than five percent of any class of equity securities of the Trust:

          Not Applicable.

     (4)  Copies  of  the  agreement  of  acquisition,  reorganization,  merger, liquidation and any amendments to it:

          (a)  Plan of  Reorganization  made by the Trust on behalf of  Gartmore
               Growth Fund and Nationwide  Large Cap Growth Fund as of September
               18,  2003,  previously  filed as Exhibit  (4)(a) with the initial
               Registration  Statement  on Form N-14 on  September  22,  2003 is
               hereby incorporated by reference.

     (5)  Copies  of all  instruments  defining  the  rights of  holders  of the securities being registered including,  where applicable, the relevant portion of the charter or by-laws of the Trust:

          (a)  Article VI and Article X of the Amended  Declaration  of Trust as
               previously  incorporated by reference above to this  Registration
               Statement  as  Exhibit  (1)(a)  define  the  rights of holders of shares.

     (6)  Copies of all investment advisory contracts relating to the management of the assets of the Funds:

          (a)  Investment  Advisory Agreement dated May 9, 1998 among Nationwide
               Investing Foundation III (now known as Gartmore Mutual Funds) and
               Nationwide  Advisory Services,  Inc.  previously filed as Exhibit
               24(b)(5)(a) with  Post-Effective  Amendment No. 11 to the Trust's
               Registration  Statement  on Form N-1A on  January  5,  1999,  and
               herein incorporated by reference.

               (1)  Amendment dated September 1, 1999 to the Investment Advisory
                    Agreement  among  Nationwide  Mutual  Funds  (now  known  as
                    Gartmore Mutual Funds),  Nationwide Advisory Services,  Inc.
                    and  Villanova  Mutual  Fund  Capital  Trust  (now  known as
                    Gartmore  Mutual Fund  Capital  Trust)  previously  filed as
                    Exhibit 23(d)(1)(a) with Post-Effective  Amendment No. 18 to the  Registration  Statement  on Form N-1A on  December  29,
                    1999, and herein incorporated by reference.

          (b)  Subadvisory Agreement for the Nationwide Large Cap Growth Fund.

               (1)  Amendment to Subadvisory  Agreement  dated September 1, 1999 among Nationwide  Mutual Funds (now known as Gartmore Mutual
                    Funds),  Villanova  Mutual Fund Capital  Trust (now known as
                    Gartmore  Mutual Fund Capital Trust) and Goldman Sachs Asset
                    Management previously filed as Exhibit (23)(d)(3)(c)(2) with
                    Post-Effective  Amendment  18 to  the  Trust's  Registration
                    Statement  on Form N-1A on  December  29,  1999,  and herein incorporated by reference.

     (7)  Copies of each underwriting or distribution contract between the Trust and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

          (a)  Underwriting  Agreement  dated  October 1, 2002 between  Gartmore
               Mutual Funds and Gartmore Distribution Services,  Inc. previously filed as Exhibit  (7)(a)  with the Trust's  initial  Registration
               Statement on Form N-14 [File No.  333-103906]  on March 18, 2003,
               and herein incorporated by reference.

          (b)  Model Dealer  Agreement  previously  filed as Exhibit (6)(a) with
               Post-Effective  Amendment  No.  11 to  the  Trust's  Registration
               Statement   on  Form  N-1A  on  January   5,  1999,   and  herein
               incorporated by reference.

          (c)  Standard Dealer Agreement previously filed as Exhibit (7)(c) with the Trust's initial Registration Statement on Form N-14 [File No.
               333-103906]  on  March  18,  2003,  and  herein  incorporated  by reference.

     (8)  Copies  of all  bonus,  profit  sharing,  pension,  or  other  similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Trust in their capacity as such:

          Not Applicable.

     (9)  Copies of all custodian  agreements  and  depository  contracts  under
          Section 17(f) of the 1940 Act, for securities and similar  investments of the Trust, including the schedule of remuneration:

          (a)  Global  Custody  Agreement  dated April 4, 2003 between  Gartmore
               Mutual Funds and JPMorgan Chase Bank previously  filed as Exhibit
               23(g)(3)  with  Post-Effective  Amendment  No.  1 to the  Trust's
               Registration Statement on Form N-1A on April 30, 2003.

     (10) Copies of any plan  entered  into by the Trust  pursuant to Rule 12b-1 under the 1940 Act and any  agreements  with any  person  relating  to implementation of the plan, and copies of any plan entered into by the
          Trust  pursuant to Rule 18f-3 under the 1940 Act, any  agreement  with any person  relating to  implementation  of the plan, any amendment to the plan,  and a copy of the  portion of the minutes of the meeting of the Trust's trustees describing any action taken to revoke the plan:

          (a)  Amended  Distribution  Plan under Rule 12b-1 effective October 1,
               2002,  previously filed as Exhibit  23(m)(1) with  Post-Effective
               Amendment  No. 40 to the Trust's  Registration  Statement on Form
               N-1A on November 5, 2002, and herein incorporated by reference.

          (b)  Model  Dealer  Agreement  previously  filed as Exhibit  6(a) with
               Post-Effective  Amendment  No.  11 to  the  Trust's  Registration
               Statement   on  Form  N-1A  on  January   5,  1999,   and  herein
               incorporated by reference.

          (c)  Standard Dealer Agreement previously filed as Exhibit (7)(c) with the Trust's initial Registration Statement on Form N-14 [File No.
               333-103906]  on  March  18,  2003,  and  herein  incorporated  by reference.

          (d)  Amended  Rule  18f-3  Plan  amended   effective   March  1,  2003
               previously filed as Exhibit 23(n) with  Post-Effective  Amendment
               No.  35 to the  Trust's  Registration  Statement  on Form N-1A on
               February 28, 2003, and herein incorporated by reference.

     (11) An opinion and consent of counsel as to the legality of the securities being registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable:

          (a)  Opinion  and  consent  of  counsel  previously  filed as  Exhibit
               (11)(a) with the initial  Registration  Statement on Form N-14 on
               September 22, 2003, is hereby incorporated by reference.

     (12) An  opinion,  and  consent to its use,  of  counsel  or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue
          Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus:

          (a)  Form of Opinion and Consent of Counsel Supporting Tax Matters and
               Consequences  to  Shareholders  to  be  filed  by  post-effective amendment.

     (13) Copies of all material contracts of the Trust not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

          (a)  Fund Administration  Agreement dated May 9, 1998 among Nationwide
               Investing Foundation III (now known as Gartmore Mutual Funds) and
               Nationwide  Advisory Services,  Inc.  previously filed as Exhibit
               24(b)(9)(a)   with   Post-Effective   Amendment  No.  11  to  the
               Registration  Statement  on Form N-1A on  January  5,  1999,  and
               herein incorporated by reference.

               (1)  Amendment,   effective   September  1,  1999,  to  the  Fund
                    Administration  Agreement among Nationwide Mutual Funds (now
                    known  as  Gartmore  Mutual  Funds),   Nationwide   Advisory
                    Services,  Inc. and Villanova SA Capital Trust (now known as
                    Gartmore  SA  Capital  Trust)  previously  filed as  Exhibit
                    23(h)(1)(b)  with  Post-Effective  Amendment  No.  16 to the
                    Registration  Statement  on Form N-1A on December  13, 1999,
                    and herein incorporated by reference.

          (b)  Transfer and Dividend  Disbursing  Agent  Agreement  dated May 9,
               1998 between  Nationwide  Investing  Foundation III (now known as
               Gartmore Mutual Funds) and Nationwide  Investors  Services,  Inc.
               (now known as Gartmore Investor Services,  Inc.) previously filed as Exhibit  24(b)(9)(b) with  Post-Effective  Amendment No. 11 to the  Registration  Statement on Form N-1A on January 5, 1999, and
               herein incorporated by reference.

          (c)  Administrative  Services Plan (amended effective October 1, 2002)
               previously  filed  as  Exhibit  23(h)(6)(b)  with  Post-Effective
               Amendment  No. 40 to the  Registration  Statement on Form N-1A on
               November 5, 2002 and herein incorporated by reference.

          (d)  Expense  Limitation  Agreement,  effective as of October 1, 2002, between  Gartmore  Mutual Fund Capital Trust and Gartmore  Mutual
               Funds previously filed as Exhibit  23(h)(18) with  Post-Effective
               Amendment  No. 44 to the  Registration  Statement on Form N-1A on
               February 28, 2003, and herein incorporated by reference.

     (14) Copies of any other opinions,  appraisals, or rulings, and consents to their use,  relied on in  preparing  the  registration  statement  and required by Section 7 of the 1933 Act:

          (a)  Consent  of  independent  auditors  previously  filed as  Exhibit
               (14)(a) with the initial  Registration  Statement on Form N-14 on
               September 22, 2003 is hereby incorporated by reference.

     (15) all financial statements omitted pursuant to Items 14(a)(1):

          Not Applicable.

     (16) Manually signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement:

          (a)  Power of Attorney  for Gerald J. Holland  dated  October 30, 2002
               previously   filed  as  Exhibit   23(q)(3)  with   Post-Effective
               Amendment  No. 40 to the Trust's  Registration  Statement on Form
               N-1A on November 5, 2002, and herein incorporated by reference.

          (b)  Power of Attorney for Charles E. Allen, Paula H.J.  Cholmondeley,
               C. Brent  Devore,  Robert M. Duncan,  Barbara  Hennigar,  Paul J.
               Hondros,  Thomas J. Kerr, IV, Douglas Kridler,  Arden L. Shisler,
               and David C.  Wetmore  dated March 13, 2003  previously  filed as
               Exhibit  (23)(a)  with  Post-Effective  Amendment  No.  46 to the
               Trust's  Registration  Statement  on Form N-1A on April 30, 2003,
               and herein incorporated by reference.

     (17) Any additional exhibits which the Trust may wish to file:

          (a)  Statement of Additional  Information of the Trust,  dated October
               29,  2003,  filed on November 5, 2003  pursuant to Rule 497(c) of the Securities  Act of 1933, as amended (File Nos.  333-40455 and
               811-08495)   is  hereby   incorporated   by   reference  to  this
               Registration Statement as Exhibit 17(a).

          (b)  The Annual  Reports to  Shareholders  of the Funds for the fiscal year ended  October 31,  2002 as filed  pursuant to Rule 30d-1 on
               January 10, 2003 (File No. and 811-08495) are hereby incorporated by reference.

          (c)  The  Semi-Annual  Reports  to  Shareholders  of the Funds for the
               period  ended April 30,  2003 as filed  pursuant to Rule 30d-1 on
               July 10, 2003 (File No. and 811-08495) are hereby incorporated by reference.

Item 17. Undertakings

     (1)  The  undersigned  Trust agrees that prior to any public  reoffering of the  securities  registered  through the use of a prospectus  which is part of this  registration  statement  by any  person  or party who is deemed to be an  underwriter  within the meaning of Rule 145(c) of the
          1933 Act,  the  reoffering  prospectus  will  contain the  information called for by the  applicable  registration  form for  reofferings  by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2)  The undersigned Trust agrees that every prospectus that is filed under paragraph  (1)  above  will be  filed as part of an  amendment  to the registration  statement  and will not be used until the  amendment  is effective,  and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein,  and the offering of the securities  at that time shall be deemed to be the  initial  bona fide offering of them.

     (3)  The undersigned  Trust agrees to file by  post-effective  amendment to the  registration  statement an opinion of counsel  supporting the tax consequences of the proposed  reorganization  within a reasonable time after receipt of such opinion.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment Company Act of 1940, as amended,  the Registrant  certifies that this
Post-Effective  Amendment  No. 2 to the  Registration  Statement  meets  all the requirements for the effectiveness  pursuant to Rule 485(b) under the Securities
Act of 1933 and has duly caused this Registration  Statement to be signed on its
behalf  by  the  undersigned,   thereunto  duly  authorized,   in  the  City  of
Conshohocken, and the State of Pennsylvania, on this 6th day of November, 2003.

                                                Registrant:
                                                Gartmore Mutual Funds

                                                By: /s/ Elizabeth A. Davin, Esq.
                                                    ----------------------------
                                                       Elizabeth A. Davin, Esq.
                                                       Assistant Secretary

As required by the Securities Act of 1933, this registration  statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                   Date
---------                             -----                   ----

/s/ Paul J. Hondros          Trustee and Chairman             November 6, 2003
-------------------          (Principal Executive Officer)
Paul J. Hondros*

/s/ Gerald J. Holland        Treasurer (Principal Accounting  November 6, 2003
---------------------        and Financial Officer)
Gerald J. Holland*

/s/ Charles E. Allen         Trustee                          November 6, 2003
--------------------
Charles E. Allen*

/s/ Paula H.J. Cholmondeley  Trustee                          November 6, 2003
---------------------------
Paula H.J. Cholmondeley*

/s/ C. Brent Devore          Trustee                          November 6, 2003
-------------------
C. Brent Devore*

/s/ Robert M. Duncan         Trustee                          November 6, 2003
--------------------
Robert M. Duncan*

/s/ Barbara Hennigar         Trustee                          November 6, 2003
--------------------
Barbara Hennigar*

/s/ Thomas J. Kerr, IV       Trustee                          November 6, 2003
----------------------
Thomas J. Kerr, IV*

/s/ Douglas F. Kridler       Trustee                          November 6, 2003
----------------------
Douglas F. Kridler*

/s/ Arden L. Shisler         Trustee                          November 6, 2003
--------------------
Arden L. Shisler*

/s/ David C. Wetmore         Trustee                          November 6, 2003
--------------------
David C. Wetmore*

                             *By: /s/ Elizabeth A. Davin, Esq.
                                  ----------------------------
                                   Elizabeth A. Davin, Attorney-in-Fact
                                   *Pursuant to Powers-of-Attorney.

                              GARTMORE MUTUAL FUNDS
                       REGISTRATION STATEMENT ON FORM N-14
                                  EXHIBIT INDEX

EXHIBIT NO.               DESCRIPTION
-----------               -----------

(1)                 Amended  Declaration  of Trust  dated as of October 30, 1997
                    (as  amended  March  13,  2003)  of  Gartmore  Mutual  Funds previously  filed  as  Exhibit  (1)(a)  with  Post-Effective
                    Amendment  No. 46 to the Trust's  Registration  Statement on
                    Form N-1A on April 30,  2003,  and  herein  incorporated  by reference.

(2)                 Amended  Bylaws,  dated August 25, 1983, as amended  January
                    25, 2002,  of the Trust  previously  filed as Exhibit  23(b)
                    with   Post-Effective   Amendment  No.  40  to  the  Trust's
                    Registration Statement on Form N-1A on November 5, 2002, and
                    herein incorporated by reference.

(4)(a)              Plan  of  Reorganization  made by the  Trust  on  behalf  of
                    Gartmore Growth Fund and Nationwide Large Cap Growth Fund as
                    of September 18, 2003,  previously  filed as Exhibit  (4)(a)
                    with the  initial  Registration  Statement  on Form  N-14 on
                    September 22, 2003 is hereby incorporated by reference.

(6)(a)              Investment  Advisory  Agreement  dated  May  9,  1998  among
                    Nationwide  Investing  Foundation III (now known as Gartmore
                    Mutual  Funds)  and  Nationwide   Advisory  Services,   Inc.
                    previously filed as Exhibit  24(b)(5)(a) with Post-Effective
                    Amendment  No. 11 to the Trust's  Registration  Statement on
                    Form N-1A on  January 5, 1999,  and herein  incorporated  by reference.

6(a)(1)             Amendment dated September 1, 1999 to the Investment Advisory
                    Agreement  among  Nationwide  Mutual  Funds  (now  known  as
                    Gartmore Mutual Funds),  Nationwide Advisory Services,  Inc.
                    and  Villanova  Mutual  Fund  Capital  Trust  (now  known as
                    Gartmore  Mutual Fund  Capital  Trust)  previously  filed as
                    Exhibit 23(d)(1)(a) with Post-Effective  Amendment No. 18 to the  Registration  Statement  on Form N-1A on  December  29,
                    1999, and herein incorporated by reference.

6(b)(1)             Amendment to Subadvisory  Agreement  dated September 1, 1999 among Nationwide  Mutual Funds (now known as Gartmore Mutual
                    Funds),  Villanova  Mutual Fund Capital  Trust (now known as
                    Gartmore  Mutual Fund Capital Trust) and Goldman Sachs Asset
                    Management previously filed as Exhibit (23)(d)(3)(c)(2) with
                    Post-Effective  Amendment  18 to  the  Trust's  Registration
                    Statement  on Form N-1A on  December  29,  1999,  and herein incorporated by reference.

7(a)                Underwriting   Agreement   dated  October  1,  2002  between
                    Gartmore  Mutual Funds and Gartmore  Distribution  Services,
                    Inc.  previously  filed as Exhibit  (7)(a)  with the Trust's initial  Registration  Statement  on  Form  N-14  [File  No.
                    333-103906]  on March 18, 2003, and herein  incorporated  by reference.

7(b)                Model Dealer  Agreement  previously  filed as Exhibit (6)(a)
                    with   Post-Effective   Amendment  No.  11  to  the  Trust's
                    Registration  Statement on Form N-1A on January 5, 1999, and
                    herein incorporated by reference.

7(c)                Standard Dealer Agreement previously filed as Exhibit (7)(c)
                    with the Trust's initial Registration Statement on Form N-14
                    [File  No.   333-103906]  on  March  18,  2003,  and  herein
                    incorporated by reference.

9(a)                Global  Custody   Agreement  dated  April  4,  2003  between
                    Gartmore  Mutual  Funds and JPMorgan  Chase Bank  previously filed as Exhibit 23(g)(3) with Post-Effective  Amendment No.
                    1 to the Trust's Registration Statement on N-1A on April 30,
                    2003, and herein incorporated by reference.

10(a)               Amended   Distribution   Plan  under  Rule  12b-1  effective
                    October 1, 2003,  previously  filed as Exhibit 23(m)(1) with
                    Post-Effective  Amendment No. 40 to the Trust's Registration
                    Statement  on Form N-1A on  November  5,  2002,  and  herein incorporated by reference.

10(b)               Model   Dealer   Agreement   previously   filed  as  Exhibit
                    4(b)(6)(b)  with  Post-Effective  Amendment  No.  11 to  the
                    Trust's  Registration  Statement  on Form N-1A on January 5,
                    1999, and herein incorporated by reference.

10(c)               Standard  Dealer  Agreement   previously  filed  as  Exhibit
                    (7)(c) with the Trust's  initial  Registration  Statement on
                    Form N-14  [File No.  333-103906]  on March  18,  2003,  and
                    herein incorporated by reference.

10(d)               Amended Rule 18f-3 Plan,  amended  effective  March 1, 2003,
                    previously  filed  as  Exhibit  23(n)  with   Post-Effective
                    Amendment  No. 35 to the Trust's  Registration  Statement on
                    Form N-1A on February 28, 2003, and herein  incorporated  by reference.

11(a)               Opinion and consent of counsel  previously  filed as Exhibit
                    (11)(a) with the initial Registration Statement on Form N-14 on September 22, 2003, is hereby incorporated by reference.

12(a)               Form of  Opinion  and  Consent  of  Counsel  Supporting  Tax
                    Matters  and  Consequences  to  Shareholders  to be filed by post-effective amendment.

13(a)               Fund  Administration  Agreement  dated  May  9,  1998  among
                    Nationwide  Investing  Foundation III (now known as Gartmore
                    Mutual  Funds)  and  Nationwide   Advisory  Services,   Inc.
                    previously filed as Exhibit  24(b)(9)(a) with Post-Effective
                    Amendment No. 11 to the Registration  Statement on Form N-1A
                    on January 5, 1999, and herein incorporated by reference.

13(a)(1)            Amendment  effective  as of  September  1,  1999 to the Fund
                    Administration  Agreement among Nationwide Mutual Funds (now
                    known  as  Gartmore  Mutual  Funds),   Nationwide   Advisory
                    Services,  Inc. and Villanova SA Capital Trust (now known as
                    Gartmore  SA  Capital  Trust)  previously  filed as  Exhibit
                    23(h)(1)(b)  with  Post-Effective  Amendment  No.  16 to the
                    Registration  Statement  on Form N-1A on December  13, 1999,
                    and herein incorporated by reference.

13(b)               Transfer and Dividend  Disbursing  Agent Agreement dated May
                    9, 1998 between  Nationwide  Investing  Foundation  III (now known as Gartmore  Mutual  Funds) and  Nationwide  Investors
                    Services,  Inc.  (now known as Gartmore  Investor  Services,
                    Inc.)   previously   filed  as  Exhibit   24(b)(9)(b)   with
                    Post-Effective   Amendment   No.  11  to  the   Registration
                    Statement  on Form  N-1A on  January  5,  1999,  and  herein incorporated by reference.

13(c)               Administrative  Services Plan (amended  effective October 1,
                    2002)   previously   filed  as  Exhibit   23(h)(6)(b)   with
                    Post-Effective   Amendment   No.  11  to  the   Registration
                    Statement  on Form  N-1A on  January  5,  1999,  and  herein incorporated by reference.

13(d)               Expense  Limitation  Agreement,  effective as of [October 1,
                    2002,]  between  Gartmore  Mutual  Fund  Capital  Trust  and
                    Gartmore Mutual Funds previously filed as Exhibit  23(h)(18)
                    with  Post-Effective  Amendment  No. 44 to the  Registration
                    Statement  on Form N-1A on  February  28,  2003,  and herein incorporated by reference.

14(a)               Consent of independent  auditors previously filed as Exhibit
                    (14)(a) with the initial Registration Statement on Form N-14 on September 22, 2003 is hereby incorporated by reference.

16(a)               Power of Attorney  for Gerald J. Holland  dated  October 30,
                    2002   previously    filed   as   Exhibit    23(q)(3)   with
                    Post-Effective  Amendment No. 40 to the Trust's Registration
                    Statement  on Form N-1A on  November  5,  2002,  and  herein incorporated by reference.

16(b)               Power  of  Attorney   for  Charles  E.  Allen,   Paula  H.J.
                    Cholmondeley,  C. Brent  Devore,  Robert M. Duncan,  Barbara
                    Hennigar,  Paul J.  Hondros,  Thomas J.  Kerr,  IV,  Douglas
                    Kridler,  Arden L. Shisler, and David C. Wetmore dated March
                    13,  2003   previously   filed  as  Exhibit   (23)(a)   with
                    Post-Effective  Amendment No. 46 to the Trust's Registration
                    Statement  on Form  N-1A  on  April  30,  2003,  and  herein incorporated by reference.

17(a)               Statement  of  Additional  Information  of the Trust,  dated
                    October 29, 2003, filed on November 5, 2003 pursuant to Rule
                    497(c) of the  Securities Act of 1933, as amended (File Nos.
                    333-40455   and   811-08495)  is  hereby   incorporated   by
                    reference.

17(b)               The  Annual  Reports  to  Shareholders  of the Funds for the
                    fiscal year ended October 31, 2002 as filed pursuant to Rule
                    30d-1 on January  10, 2003 (File No.  811-08495)  are hereby incorporated by reference to this Registration  Statement as
                    Exhibit (17)(b).

17(c)               The  Semi-Annual  Reports to  Shareholders  of the Funds for
                    the period  ended April 30,  2003 as filed  pursuant to Rule
                    30d-1 on July 10,  2003  (File  No.  811-08495)  are  hereby incorporated by reference to this Registration  Statement as
                    Exhibit (17)(c).